SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
SEGMENTED INFORMATION
Schedule of segmented information

As at and for the year ended	Reclamation		Corporate and
December 31, 2020	Management	Mining	Other	Total

Segment revenues
External customers
Canadian	$2,866	$—	$—	$2,866
Total revenues as reported	2,866	—	—	2,866

Cost of sales	3,300	—	—	3,300
Depreciation and amortization	—	1,430	289	1,719
Share-based compensation	—	148	3,314	3,462
Other G&A expenses	—	103	6,008	6,111
Mine site maintenance	—	7,933	—	7,933
Foreign exchange gain	—	(6)	(14)	(20)
Gain on investments	—	—	(168)	(168)
Loss on embedded derivative asset	—	21,728	—	21,728
Write-down of inventories	—	2,773	—	2,773
Other (income) loss	—	152	(37)	115

Segment income loss before taxes(i)	$(434)	$(34,261)	$(9,392)	$(44,087)

Total assets	$948	$138,421	$32,298	$171,667
Total liabilities	$219	$22,050	$4,066	$26,335

As at and for the year ended	Reclamation		Corporate and
December 31, 2019	Management	Mining	Other	Total

Segment revenues
External customers
Canadian	$2,364	$—	$—	$2,364
Total revenues as reported	2,364	—	—	2,364

Cost of sales	2,564	—	—	2,564
Depreciation and amortization	—	1,244	307	1,551
Share-based compensation	—	—	3,977	3,977
Other G&A expenses	—	69	5,314	5,383
Mine site maintenance	—	818	—	818
Foreign exchange (gain) loss	—	(5)	41	36
Loss on investments	—	1	2	3
Gain on embedded derivative asset	—	(5,489)	—	(5,489)
Other (income) loss	—	78	333	411

Segment income loss before taxes(i)	$(200)	$3,284	$(9,974)	$(6,890)

Total assets	$9,509	$125,878	$9,966	$145,353
Total liabilities	$2,898	$12,426	$3,359	$18,683
(i)	Represents consolidated loss before taxes.